Details of Significant Accounts - Other gains and losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Foreign exchange gains (losses)	$ (215)	$ 603
Gains (losses) on financial liabilities at fair value through profit or loss	(244)	28,374
Other gains and losses	$ (459)	$ 28,977